METROPOLITAN SERIES FUND

501 Boylston Street

Boston, MA 02116

VIA EDGAR

December 10, 2012

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund (the “Fund”)
Files No. 002-80751
CIK – 0000710826

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated November 30, 2012 to the prospectus dated April 30, 2012 for the BlackRock Aggressive Growth Portfolio, a series of the Fund, filed under Rule 497(e) on November 30, 2012.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor

Michael P. Lawlor

Enclosures

cc:	John L. Chilton, Esq.